Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	STERLING CAPITAL FUNDS
Entity Central Index Key	0000889284
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000009820
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Large Cap Value Equity Fund
Class Name	Class A
Trading Symbol	BBTGX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
AssetsNet	$ 37,249,125
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 84,248
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$37,249,125 Number of Portfolio Holdings109 Advisory Fee (net of waivers)$84,248 Portfolio Turnover43%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.1%
Materials	3.0%
Real Estate	5.0%
Utilities	5.9%
Communication Services	6.1%
Consumer Discretionary	6.9%
Information Technology	7.2%
Consumer Staples	8.2%
Energy	8.3%
Industrials	11.0%
Health Care	15.6%
Financials	22.7%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]
C000009822
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Large Cap Value Equity Fund
Class Name	Class C
Trading Symbol	BCVCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.79%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.79%
AssetsNet	$ 37,249,125
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 84,248
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$37,249,125 Number of Portfolio Holdings109 Advisory Fee (net of waivers)$84,248 Portfolio Turnover43%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.1%
Materials	3.0%
Real Estate	5.0%
Utilities	5.9%
Communication Services	6.1%
Consumer Discretionary	6.9%
Information Technology	7.2%
Consumer Staples	8.2%
Energy	8.3%
Industrials	11.0%
Health Care	15.6%
Financials	22.7%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]
C000009819
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Large Cap Value Equity Fund
Class Name	Class Institutional
Trading Symbol	BBISX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 37,249,125
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 84,248
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$37,249,125 Number of Portfolio Holdings109 Advisory Fee (net of waivers)$84,248 Portfolio Turnover43%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.1%
Materials	3.0%
Real Estate	5.0%
Utilities	5.9%
Communication Services	6.1%
Consumer Discretionary	6.9%
Information Technology	7.2%
Consumer Staples	8.2%
Energy	8.3%
Industrials	11.0%
Health Care	15.6%
Financials	22.7%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]
C000199529
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Large Cap Value Equity Fund
Class Name	Class R6
Trading Symbol	STRAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 37,249,125
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 84,248
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$37,249,125 Number of Portfolio Holdings109 Advisory Fee (net of waivers)$84,248 Portfolio Turnover43%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.1%
Materials	3.0%
Real Estate	5.0%
Utilities	5.9%
Communication Services	6.1%
Consumer Discretionary	6.9%
Information Technology	7.2%
Consumer Staples	8.2%
Energy	8.3%
Industrials	11.0%
Health Care	15.6%
Financials	22.7%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]
C000084353
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Small Cap Value Equity Fund
Class Name	Class A
Trading Symbol	SPSAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.07%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.07%
AssetsNet	$ 91,269,875
Holdings Count | Holding	246
Advisory Fees Paid, Amount	$ 288,091
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$91,269,875 Number of Portfolio Holdings246 Advisory Fee (net of waivers)$288,091 Portfolio Turnover44%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%

SECTOR WEIGHTING (as a % of Net Assets)

Communications	1.1%
Technology	1.3%
Money Market Funds	1.3%
Communication Services	2.1%
Consumer Staples	2.7%
Materials	3.8%
Information Technology	5.2%
Utilities	5.5%
Energy	6.8%
Health Care	9.0%
Consumer Discretionary	9.1%
Real Estate	11.0%
Industrials	11.0%
Financials	30.0%
Other Assets in Excess of Liabilities	0.1%

Material Fund Change [Text Block]
C000084355
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Small Cap Value Equity Fund
Class Name	Class C
Trading Symbol	SPSDX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.82%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.82%
AssetsNet	$ 91,269,875
Holdings Count | Holding	246
Advisory Fees Paid, Amount	$ 288,091
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$91,269,875 Number of Portfolio Holdings246 Advisory Fee (net of waivers)$288,091 Portfolio Turnover44%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%

SECTOR WEIGHTING (as a % of Net Assets)

Communications	1.1%
Technology	1.3%
Money Market Funds	1.3%
Communication Services	2.1%
Consumer Staples	2.7%
Materials	3.8%
Information Technology	5.2%
Utilities	5.5%
Energy	6.8%
Health Care	9.0%
Consumer Discretionary	9.1%
Real Estate	11.0%
Industrials	11.0%
Financials	30.0%
Other Assets in Excess of Liabilities	0.1%

Material Fund Change [Text Block]
C000199534
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Small Cap Value Equity Fund
Class Name	Class R6
Trading Symbol	STRBX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.75%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%
AssetsNet	$ 91,269,875
Holdings Count | Holding	246
Advisory Fees Paid, Amount	$ 288,091
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$91,269,875 Number of Portfolio Holdings246 Advisory Fee (net of waivers)$288,091 Portfolio Turnover44%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%

SECTOR WEIGHTING (as a % of Net Assets)

Communications	1.1%
Technology	1.3%
Money Market Funds	1.3%
Communication Services	2.1%
Consumer Staples	2.7%
Materials	3.8%
Information Technology	5.2%
Utilities	5.5%
Energy	6.8%
Health Care	9.0%
Consumer Discretionary	9.1%
Real Estate	11.0%
Industrials	11.0%
Financials	30.0%
Other Assets in Excess of Liabilities	0.1%

Material Fund Change [Text Block]
C000034900
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Small Cap Value Equity Fund
Class Name	Class Institutional
Trading Symbol	SPSCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$39	0.82%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.82%
AssetsNet	$ 91,269,875
Holdings Count | Holding	246
Advisory Fees Paid, Amount	$ 288,091
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$91,269,875 Number of Portfolio Holdings246 Advisory Fee (net of waivers)$288,091 Portfolio Turnover44%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%

SECTOR WEIGHTING (as a % of Net Assets)

Communications	1.1%
Technology	1.3%
Money Market Funds	1.3%
Communication Services	2.1%
Consumer Staples	2.7%
Materials	3.8%
Information Technology	5.2%
Utilities	5.5%
Energy	6.8%
Health Care	9.0%
Consumer Discretionary	9.1%
Real Estate	11.0%
Industrials	11.0%
Financials	30.0%
Other Assets in Excess of Liabilities	0.1%

Material Fund Change [Text Block]
C000009884
Shareholder Report [Line Items]
Fund Name	Sterling Capital Equity Income Fund
Class Name	Class A
Trading Symbol	BAEIX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.08%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.08%
AssetsNet	$ 1,425,079,893
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 4,473,418
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$1,425,079,893 Number of Portfolio Holdings32 Advisory Fee (net of waivers)$4,473,418 Portfolio Turnover27%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	96.7%
Money Market Funds	3.3%

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	2.5%
Consumer Discretionary	3.2%
Money Market Funds	3.3%
Materials	7.7%
Consumer Staples	7.9%
Energy	9.1%
Information Technology	11.3%
Industrials	13.2%
Health Care	17.8%
Financials	24.1%
Liabilities in Excess of Other Assets	-0.1%

Material Fund Change [Text Block]
C000009886
Shareholder Report [Line Items]
Fund Name	Sterling Capital Equity Income Fund
Class Name	Class C
Trading Symbol	BCEGX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.83%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.83%
AssetsNet	$ 1,425,079,893
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 4,473,418
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$1,425,079,893 Number of Portfolio Holdings32 Advisory Fee (net of waivers)$4,473,418 Portfolio Turnover27%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	96.7%
Money Market Funds	3.3%

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	2.5%
Consumer Discretionary	3.2%
Money Market Funds	3.3%
Materials	7.7%
Consumer Staples	7.9%
Energy	9.1%
Information Technology	11.3%
Industrials	13.2%
Health Care	17.8%
Financials	24.1%
Liabilities in Excess of Other Assets	-0.1%

Material Fund Change [Text Block]
C000199533
Shareholder Report [Line Items]
Fund Name	Sterling Capital Equity Income Fund
Class Name	Class R6
Trading Symbol	STREX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35	0.72%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.72%
AssetsNet	$ 1,425,079,893
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 4,473,418
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$1,425,079,893 Number of Portfolio Holdings32 Advisory Fee (net of waivers)$4,473,418 Portfolio Turnover27%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	96.7%
Money Market Funds	3.3%

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	2.5%
Consumer Discretionary	3.2%
Money Market Funds	3.3%
Materials	7.7%
Consumer Staples	7.9%
Energy	9.1%
Information Technology	11.3%
Industrials	13.2%
Health Care	17.8%
Financials	24.1%
Liabilities in Excess of Other Assets	-0.1%

Material Fund Change [Text Block]
C000009883
Shareholder Report [Line Items]
Fund Name	Sterling Capital Equity Income Fund
Class Name	Class Institutional
Trading Symbol	BEGIX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$41	0.83%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
AssetsNet	$ 1,425,079,893
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 4,473,418
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$1,425,079,893 Number of Portfolio Holdings32 Advisory Fee (net of waivers)$4,473,418 Portfolio Turnover27%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	96.7%
Money Market Funds	3.3%

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	2.5%
Consumer Discretionary	3.2%
Money Market Funds	3.3%
Materials	7.7%
Consumer Staples	7.9%
Energy	9.1%
Information Technology	11.3%
Industrials	13.2%
Health Care	17.8%
Financials	24.1%
Liabilities in Excess of Other Assets	-0.1%

Material Fund Change [Text Block]
C000009891
Shareholder Report [Line Items]
Fund Name	Sterling Capital Intermediate U.S. Government Fund
Class Name	Class A
Trading Symbol	BGVAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
AssetsNet	$ 18,692,434
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 11,728
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$18,692,434 Number of Portfolio Holdings103 Advisory Fee (net of waivers)$11,728 Portfolio Turnover16%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	5.4%
Collateralized Mortgage Obligations	22.5%
Commercial Mortgage-Backed Securities	13.6%
Money Market Funds	1.1%
Mortgage-Backed Securities	34.0%
Municipal Bonds	0.4%
U.S. Government Agencies	0.4%
U.S. Treasury Bonds & Notes	22.6%

SECTOR WEIGHTING (as a % of Net Assets)

U.S. Government Agencies	0.4%
Municipal Bonds	0.4%
Money Market Funds	1.2%
Asset Backed Securities	5.5%
Commercial Mortgage-Backed Securities	13.9%
Collateralized Mortgage Obligations	22.9%
U.S. Treasury Bonds & Notes	23.1%
Mortgage-Backed Securities	34.7%
Liabilities in Excess of Other Assets	-2.1%

Material Fund Change [Text Block]
C000009893
Shareholder Report [Line Items]
Fund Name	Sterling Capital Intermediate U.S. Government Fund
Class Name	Class C
Trading Symbol	BIUCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.54%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.54%
AssetsNet	$ 18,692,434
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 11,728
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$18,692,434 Number of Portfolio Holdings103 Advisory Fee (net of waivers)$11,728 Portfolio Turnover16%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	5.4%
Collateralized Mortgage Obligations	22.5%
Commercial Mortgage-Backed Securities	13.6%
Money Market Funds	1.1%
Mortgage-Backed Securities	34.0%
Municipal Bonds	0.4%
U.S. Government Agencies	0.4%
U.S. Treasury Bonds & Notes	22.6%

SECTOR WEIGHTING (as a % of Net Assets)

U.S. Government Agencies	0.4%
Municipal Bonds	0.4%
Money Market Funds	1.2%
Asset Backed Securities	5.5%
Commercial Mortgage-Backed Securities	13.9%
Collateralized Mortgage Obligations	22.9%
U.S. Treasury Bonds & Notes	23.1%
Mortgage-Backed Securities	34.7%
Liabilities in Excess of Other Assets	-2.1%

Material Fund Change [Text Block]
C000009890
Shareholder Report [Line Items]
Fund Name	Sterling Capital Intermediate U.S. Government Fund
Class Name	Class Institutional
Trading Symbol	BBGVX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 18,692,434
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 11,728
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$18,692,434 Number of Portfolio Holdings103 Advisory Fee (net of waivers)$11,728 Portfolio Turnover16%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	5.4%
Collateralized Mortgage Obligations	22.5%
Commercial Mortgage-Backed Securities	13.6%
Money Market Funds	1.1%
Mortgage-Backed Securities	34.0%
Municipal Bonds	0.4%
U.S. Government Agencies	0.4%
U.S. Treasury Bonds & Notes	22.6%

SECTOR WEIGHTING (as a % of Net Assets)

U.S. Government Agencies	0.4%
Municipal Bonds	0.4%
Money Market Funds	1.2%
Asset Backed Securities	5.5%
Commercial Mortgage-Backed Securities	13.9%
Collateralized Mortgage Obligations	22.9%
U.S. Treasury Bonds & Notes	23.1%
Mortgage-Backed Securities	34.7%
Liabilities in Excess of Other Assets	-2.1%

Material Fund Change [Text Block]
C000123268
Shareholder Report [Line Items]
Fund Name	Sterling Capital Long Duration Corporate Bond Fund
Class Name	Class A
Trading Symbol	SCCMX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
AssetsNet	$ 46,977,330
Holdings Count | Holding	360
Advisory Fees Paid, Amount	$ 11,467
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$46,977,330 Number of Portfolio Holdings360 Advisory Fee (net of waivers)$11,467 Portfolio Turnover26%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Corporate Bonds	93.7%
Money Market Funds	1.0%
U.S. Treasury Bonds & Notes	5.3%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.0%
Technology	1.5%
Real Estate	2.4%
Materials	2.6%
Consumer Discretionary	3.7%
Communications	4.4%
U.S. Treasury Bonds & Notes	5.2%
Communication Services	6.2%
Information Technology	6.4%
Consumer Staples	6.5%
Industrials	6.5%
Health Care	9.2%
Energy	10.1%
Utilities	16.6%
Financials	17.0%
Other Assets in Excess of Liabilities	0.7%

Material Fund Change [Text Block]
C000123269
Shareholder Report [Line Items]
Fund Name	Sterling Capital Long Duration Corporate Bond Fund
Class Name	Class C
Trading Symbol	SCCNX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$71	1.45%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.45%
AssetsNet	$ 46,977,330
Holdings Count | Holding	360
Advisory Fees Paid, Amount	$ 11,467
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$46,977,330 Number of Portfolio Holdings360 Advisory Fee (net of waivers)$11,467 Portfolio Turnover26%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Corporate Bonds	93.7%
Money Market Funds	1.0%
U.S. Treasury Bonds & Notes	5.3%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.0%
Technology	1.5%
Real Estate	2.4%
Materials	2.6%
Consumer Discretionary	3.7%
Communications	4.4%
U.S. Treasury Bonds & Notes	5.2%
Communication Services	6.2%
Information Technology	6.4%
Consumer Staples	6.5%
Industrials	6.5%
Health Care	9.2%
Energy	10.1%
Utilities	16.6%
Financials	17.0%
Other Assets in Excess of Liabilities	0.7%

Material Fund Change [Text Block]
C000234127
Shareholder Report [Line Items]
Fund Name	Sterling Capital Long Duration Corporate Bond Fund
Class Name	Class R6
Trading Symbol	STRFX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$18	0.37%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
AssetsNet	$ 46,977,330
Holdings Count | Holding	360
Advisory Fees Paid, Amount	$ 11,467
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$46,977,330 Number of Portfolio Holdings360 Advisory Fee (net of waivers)$11,467 Portfolio Turnover26%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Corporate Bonds	93.7%
Money Market Funds	1.0%
U.S. Treasury Bonds & Notes	5.3%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.0%
Technology	1.5%
Real Estate	2.4%
Materials	2.6%
Consumer Discretionary	3.7%
Communications	4.4%
U.S. Treasury Bonds & Notes	5.2%
Communication Services	6.2%
Information Technology	6.4%
Consumer Staples	6.5%
Industrials	6.5%
Health Care	9.2%
Energy	10.1%
Utilities	16.6%
Financials	17.0%
Other Assets in Excess of Liabilities	0.7%

Material Fund Change [Text Block]
C000123270
Shareholder Report [Line Items]
Fund Name	Sterling Capital Long Duration Corporate Bond Fund
Class Name	Class Institutional
Trading Symbol	SCCPX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 46,977,330
Holdings Count | Holding	360
Advisory Fees Paid, Amount	$ 11,467
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$46,977,330 Number of Portfolio Holdings360 Advisory Fee (net of waivers)$11,467 Portfolio Turnover26%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Corporate Bonds	93.7%
Money Market Funds	1.0%
U.S. Treasury Bonds & Notes	5.3%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.0%
Technology	1.5%
Real Estate	2.4%
Materials	2.6%
Consumer Discretionary	3.7%
Communications	4.4%
U.S. Treasury Bonds & Notes	5.2%
Communication Services	6.2%
Information Technology	6.4%
Consumer Staples	6.5%
Industrials	6.5%
Health Care	9.2%
Energy	10.1%
Utilities	16.6%
Financials	17.0%
Other Assets in Excess of Liabilities	0.7%

Material Fund Change [Text Block]
C000156996
Shareholder Report [Line Items]
Fund Name	Sterling Capital Mid Cap Relative Value Fund
Class Name	Class A
Trading Symbol	STRLX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.14%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.14%
AssetsNet	$ 32,237,199
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 114,463
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$32,237,199 Number of Portfolio Holdings48 Advisory Fee $114,463 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.2%
Communication Services	2.6%
Consumer Discretionary	3.1%
Utilities	6.1%
Health Care	6.6%
Materials	6.8%
Information Technology	7.3%
Energy	7.6%
Real Estate	10.1%
Consumer Staples	10.3%
Financials	19.0%
Industrials	19.3%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On January 26, 2025, The Board of Trustees of Sterling Capital Funds approved a proposal by Sterling Capital Management LLC, the investment adviser to Sterling Capital Mid Value Fund (the “Acquired Fund”), to effect the merger of the Acquired Fund into the Sterling Capital Mid Cap Relative Value Fund on or about May 12, 2025.

C000156997
Shareholder Report [Line Items]
Fund Name	Sterling Capital Mid Cap Relative Value Fund
Class Name	Class C
Trading Symbol	STRNX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.88%
AssetsNet	$ 32,237,199
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 114,463
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$32,237,199 Number of Portfolio Holdings48 Advisory Fee $114,463 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.2%
Communication Services	2.6%
Consumer Discretionary	3.1%
Utilities	6.1%
Health Care	6.6%
Materials	6.8%
Information Technology	7.3%
Energy	7.6%
Real Estate	10.1%
Consumer Staples	10.3%
Financials	19.0%
Industrials	19.3%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On January 26, 2025, The Board of Trustees of Sterling Capital Funds approved a proposal by Sterling Capital Management LLC, the investment adviser to Sterling Capital Mid Value Fund (the “Acquired Fund”), to effect the merger of the Acquired Fund into the Sterling Capital Mid Cap Relative Value Fund on or about May 12, 2025.

C000156998
Shareholder Report [Line Items]
Fund Name	Sterling Capital Mid Cap Relative Value Fund
Class Name	Class Institutional
Trading Symbol	STRGX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$43	0.89%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%
AssetsNet	$ 32,237,199
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 114,463
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$32,237,199 Number of Portfolio Holdings48 Advisory Fee $114,463 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.2%
Communication Services	2.6%
Consumer Discretionary	3.1%
Utilities	6.1%
Health Care	6.6%
Materials	6.8%
Information Technology	7.3%
Energy	7.6%
Real Estate	10.1%
Consumer Staples	10.3%
Financials	19.0%
Industrials	19.3%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On January 26, 2025, The Board of Trustees of Sterling Capital Funds approved a proposal by Sterling Capital Management LLC, the investment adviser to Sterling Capital Mid Value Fund (the “Acquired Fund”), to effect the merger of the Acquired Fund into the Sterling Capital Mid Cap Relative Value Fund on or about May 12, 2025.

C000009832
Shareholder Report [Line Items]
Fund Name	Sterling Capital Mid Value Fund
Class Name	Class A
Trading Symbol	OVEAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.22%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.22%
AssetsNet	$ 27,594,299
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 120,042
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$27,594,299 Number of Portfolio Holdings38 Advisory Fee (net of waivers)$120,042 Portfolio Turnover20%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.2%
Consumer Staples	3.2%
Communication Services	3.7%
Energy	3.8%
Real Estate	3.9%
Information Technology	5.3%
Materials	6.3%
Health Care	7.0%
Utilities	8.5%
Consumer Discretionary	13.4%
Industrials	21.2%
Financials	22.5%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On January 26, 2025, The Board of Trustees of Sterling Capital Funds approved a proposal by Sterling Capital Management LLC, the investment adviser to Sterling Capital Mid Value Fund (the “Acquired Fund”), to effect the merger of the Acquired Fund into the Sterling Capital Mid Cap Relative Value Fund on or about May 12, 2025.

C000009834
Shareholder Report [Line Items]
Fund Name	Sterling Capital Mid Value Fund
Class Name	Class C
Trading Symbol	OVECX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.97%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.97%
AssetsNet	$ 27,594,299
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 120,042
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$27,594,299 Number of Portfolio Holdings38 Advisory Fee (net of waivers)$120,042 Portfolio Turnover20%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.2%
Consumer Staples	3.2%
Communication Services	3.7%
Energy	3.8%
Real Estate	3.9%
Information Technology	5.3%
Materials	6.3%
Health Care	7.0%
Utilities	8.5%
Consumer Discretionary	13.4%
Industrials	21.2%
Financials	22.5%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On January 26, 2025, The Board of Trustees of Sterling Capital Funds approved a proposal by Sterling Capital Management LLC, the investment adviser to Sterling Capital Mid Value Fund (the “Acquired Fund”), to effect the merger of the Acquired Fund into the Sterling Capital Mid Cap Relative Value Fund on or about May 12, 2025.

C000199530
Shareholder Report [Line Items]
Fund Name	Sterling Capital Mid Value Fund
Class Name	Class R6
Trading Symbol	STRMX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43	0.88%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
AssetsNet	$ 27,594,299
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 120,042
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$27,594,299 Number of Portfolio Holdings38 Advisory Fee (net of waivers)$120,042 Portfolio Turnover20%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.2%
Consumer Staples	3.2%
Communication Services	3.7%
Energy	3.8%
Real Estate	3.9%
Information Technology	5.3%
Materials	6.3%
Health Care	7.0%
Utilities	8.5%
Consumer Discretionary	13.4%
Industrials	21.2%
Financials	22.5%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On January 26, 2025, The Board of Trustees of Sterling Capital Funds approved a proposal by Sterling Capital Management LLC, the investment adviser to Sterling Capital Mid Value Fund (the “Acquired Fund”), to effect the merger of the Acquired Fund into the Sterling Capital Mid Cap Relative Value Fund on or about May 12, 2025.

C000009831
Shareholder Report [Line Items]
Fund Name	Sterling Capital Mid Value Fund
Class Name	Class Institutional
Trading Symbol	OVEIX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$48	0.97%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%
AssetsNet	$ 27,594,299
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 120,042
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$27,594,299 Number of Portfolio Holdings38 Advisory Fee (net of waivers)$120,042 Portfolio Turnover20%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.2%
Consumer Staples	3.2%
Communication Services	3.7%
Energy	3.8%
Real Estate	3.9%
Information Technology	5.3%
Materials	6.3%
Health Care	7.0%
Utilities	8.5%
Consumer Discretionary	13.4%
Industrials	21.2%
Financials	22.5%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On January 26, 2025, The Board of Trustees of Sterling Capital Funds approved a proposal by Sterling Capital Management LLC, the investment adviser to Sterling Capital Mid Value Fund (the “Acquired Fund”), to effect the merger of the Acquired Fund into the Sterling Capital Mid Cap Relative Value Fund on or about May 12, 2025.

C000009838
Shareholder Report [Line Items]
Fund Name	Sterling Capital North Carolina Intermediate Tax-Free Fund
Class Name	Class A
Trading Symbol	BNCAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
AssetsNet	$ 123,804,237
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 220,342
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$123,804,237 Number of Portfolio Holdings80 Advisory Fee $220,342 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	0.8%
Municipal Bonds	99.2%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

North Carolina	97.8%
Other Assets in Excess of Liabilities	2.2%

Material Fund Change [Text Block]
C000112495
Shareholder Report [Line Items]
Fund Name	Sterling Capital North Carolina Intermediate Tax-Free Fund
Class Name	Class C
Trading Symbol	BBNCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.57%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.57%
AssetsNet	$ 123,804,237
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 220,342
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$123,804,237 Number of Portfolio Holdings80 Advisory Fee $220,342 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	0.8%
Municipal Bonds	99.2%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

North Carolina	97.8%
Other Assets in Excess of Liabilities	2.2%

Material Fund Change [Text Block]
C000009837
Shareholder Report [Line Items]
Fund Name	Sterling Capital North Carolina Intermediate Tax-Free Fund
Class Name	Class Institutional
Trading Symbol	BBNTX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$28	0.57%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
AssetsNet	$ 123,804,237
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 220,342
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$123,804,237 Number of Portfolio Holdings80 Advisory Fee $220,342 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	0.8%
Municipal Bonds	99.2%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

North Carolina	97.8%
Other Assets in Excess of Liabilities	2.2%

Material Fund Change [Text Block]
C000123271
Shareholder Report [Line Items]
Fund Name	Sterling Capital Quality Income Fund
Class Name	Class A
Trading Symbol	SCSSX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
AssetsNet	$ 152,298,643
Holdings Count | Holding	236
Advisory Fees Paid, Amount	$ 220,393
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$152,298,643 Number of Portfolio Holdings236 Advisory Fee (net of waivers)$220,393 Portfolio Turnover28%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	10.7%
Collateralized Mortgage Obligations	29.4%
Commercial Mortgage-Backed Securities	10.3%
Corporate Bonds	0.1%
Money Market Funds	0.8%
Mortgage-Backed Securities	46.0%
U.S. Treasury Bonds & Notes	2.7%

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	0.1%
Money Market Funds	0.8%
U.S. Treasury Bonds & Notes	2.7%
Commercial Mortgage-Backed Securities	10.3%
Asset Backed Securities	10.6%
Collateralized Mortgage Obligations	29.3%
Mortgage-Backed Securities	45.8%
Other Assets in Excess of Liabilities	0.4%

Material Fund Change [Text Block]
C000123272
Shareholder Report [Line Items]
Fund Name	Sterling Capital Quality Income Fund
Class Name	Class C
Trading Symbol	SCSTX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.50%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%
AssetsNet	$ 152,298,643
Holdings Count | Holding	236
Advisory Fees Paid, Amount	$ 220,393
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$152,298,643 Number of Portfolio Holdings236 Advisory Fee (net of waivers)$220,393 Portfolio Turnover28%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	10.7%
Collateralized Mortgage Obligations	29.4%
Commercial Mortgage-Backed Securities	10.3%
Corporate Bonds	0.1%
Money Market Funds	0.8%
Mortgage-Backed Securities	46.0%
U.S. Treasury Bonds & Notes	2.7%

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	0.1%
Money Market Funds	0.8%
U.S. Treasury Bonds & Notes	2.7%
Commercial Mortgage-Backed Securities	10.3%
Asset Backed Securities	10.6%
Collateralized Mortgage Obligations	29.3%
Mortgage-Backed Securities	45.8%
Other Assets in Excess of Liabilities	0.4%

Material Fund Change [Text Block]
C000123273
Shareholder Report [Line Items]
Fund Name	Sterling Capital Quality Income Fund
Class Name	Class Institutional
Trading Symbol	SCSPX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 152,298,643
Holdings Count | Holding	236
Advisory Fees Paid, Amount	$ 220,393
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$152,298,643 Number of Portfolio Holdings236 Advisory Fee (net of waivers)$220,393 Portfolio Turnover28%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	10.7%
Collateralized Mortgage Obligations	29.4%
Commercial Mortgage-Backed Securities	10.3%
Corporate Bonds	0.1%
Money Market Funds	0.8%
Mortgage-Backed Securities	46.0%
U.S. Treasury Bonds & Notes	2.7%

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	0.1%
Money Market Funds	0.8%
U.S. Treasury Bonds & Notes	2.7%
Commercial Mortgage-Backed Securities	10.3%
Asset Backed Securities	10.6%
Collateralized Mortgage Obligations	29.3%
Mortgage-Backed Securities	45.8%
Other Assets in Excess of Liabilities	0.4%

Material Fund Change [Text Block]
C000156999
Shareholder Report [Line Items]
Fund Name	Sterling Capital Real Estate Fund
Class Name	Class A
Trading Symbol	STMMX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.12%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.12%
AssetsNet	$ 69,523,875
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 205,774
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$69,523,875 Number of Portfolio Holdings32 Advisory Fee (net of waivers)$205,774 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	92.8%
Money Market Funds	1.8%
REITs	5.4%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.8%
Real Estate	97.9%
Other Assets in Excess of Liabilities	0.3%

Material Fund Change [Text Block]
C000157000
Shareholder Report [Line Items]
Fund Name	Sterling Capital Real Estate Fund
Class Name	Class C
Trading Symbol	STMOX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.87%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.87%
AssetsNet	$ 69,523,875
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 205,774
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$69,523,875 Number of Portfolio Holdings32 Advisory Fee (net of waivers)$205,774 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	92.8%
Money Market Funds	1.8%
REITs	5.4%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.8%
Real Estate	97.9%
Other Assets in Excess of Liabilities	0.3%

Material Fund Change [Text Block]
C000217819
Shareholder Report [Line Items]
Fund Name	Sterling Capital Real Estate Fund
Class Name	Class R6
Trading Symbol	SCREX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
AssetsNet	$ 69,523,875
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 205,774
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$69,523,875 Number of Portfolio Holdings32 Advisory Fee (net of waivers)$205,774 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	92.8%
Money Market Funds	1.8%
REITs	5.4%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.8%
Real Estate	97.9%
Other Assets in Excess of Liabilities	0.3%

Material Fund Change [Text Block]
C000157001
Shareholder Report [Line Items]
Fund Name	Sterling Capital Real Estate Fund
Class Name	Class Institutional
Trading Symbol	STMDX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$42	0.87%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.87%
AssetsNet	$ 69,523,875
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 205,774
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$69,523,875 Number of Portfolio Holdings32 Advisory Fee (net of waivers)$205,774 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	92.8%
Money Market Funds	1.8%
REITs	5.4%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.8%
Real Estate	97.9%
Other Assets in Excess of Liabilities	0.3%

Material Fund Change [Text Block]
C000009858
Shareholder Report [Line Items]
Fund Name	Sterling Capital Short Duration Bond Fund
Class Name	Class A
Trading Symbol	BSGAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 42,590,319
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 36,832
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$42,590,319 Number of Portfolio Holdings124 Advisory Fee (net of waivers)$36,832 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	28.0%
Collateralized Mortgage Obligations	4.6%
Commercial Mortgage-Backed Securities	5.9%
Corporate Bonds	55.8%
Money Market Funds	1.8%
Preferred Stocks	0.6%
U.S. Treasury Bonds & Notes	3.3%

SECTOR WEIGHTING (as a % of Net Assets)

Materials	0.3%
Information Technology	0.5%
Health Care	0.6%
Communications	0.6%
Consumer Staples	0.8%
Money Market Funds	1.8%
Real Estate	2.0%
Technology	2.2%
Energy	2.5%
Consumer Discretionary	3.1%
U.S. Treasury Bonds & Notes	3.3%
Collateralized Mortgage Obligations	4.6%
Utilities	5.1%
Commercial Mortgage-Backed Securities	5.9%
Industrials	6.0%
Asset Backed Securities	28.1%
Financials	32.8%
Liabilities in Excess of Other Assets	-0.2%

Material Fund Change [Text Block]
C000112497
Shareholder Report [Line Items]
Fund Name	Sterling Capital Short Duration Bond Fund
Class Name	Class C
Trading Symbol	BBSCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.54%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.54%
AssetsNet	$ 42,590,319
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 36,832
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$42,590,319 Number of Portfolio Holdings124 Advisory Fee (net of waivers)$36,832 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	28.0%
Collateralized Mortgage Obligations	4.6%
Commercial Mortgage-Backed Securities	5.9%
Corporate Bonds	55.8%
Money Market Funds	1.8%
Preferred Stocks	0.6%
U.S. Treasury Bonds & Notes	3.3%

SECTOR WEIGHTING (as a % of Net Assets)

Materials	0.3%
Information Technology	0.5%
Health Care	0.6%
Communications	0.6%
Consumer Staples	0.8%
Money Market Funds	1.8%
Real Estate	2.0%
Technology	2.2%
Energy	2.5%
Consumer Discretionary	3.1%
U.S. Treasury Bonds & Notes	3.3%
Collateralized Mortgage Obligations	4.6%
Utilities	5.1%
Commercial Mortgage-Backed Securities	5.9%
Industrials	6.0%
Asset Backed Securities	28.1%
Financials	32.8%
Liabilities in Excess of Other Assets	-0.2%

Material Fund Change [Text Block]
C000225245
Shareholder Report [Line Items]
Fund Name	Sterling Capital Short Duration Bond Fund
Class Name	Class R6
Trading Symbol	SHTRX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 42,590,319
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 36,832
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$42,590,319 Number of Portfolio Holdings124 Advisory Fee (net of waivers)$36,832 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	28.0%
Collateralized Mortgage Obligations	4.6%
Commercial Mortgage-Backed Securities	5.9%
Corporate Bonds	55.8%
Money Market Funds	1.8%
Preferred Stocks	0.6%
U.S. Treasury Bonds & Notes	3.3%

SECTOR WEIGHTING (as a % of Net Assets)

Materials	0.3%
Information Technology	0.5%
Health Care	0.6%
Communications	0.6%
Consumer Staples	0.8%
Money Market Funds	1.8%
Real Estate	2.0%
Technology	2.2%
Energy	2.5%
Consumer Discretionary	3.1%
U.S. Treasury Bonds & Notes	3.3%
Collateralized Mortgage Obligations	4.6%
Utilities	5.1%
Commercial Mortgage-Backed Securities	5.9%
Industrials	6.0%
Asset Backed Securities	28.1%
Financials	32.8%
Liabilities in Excess of Other Assets	-0.2%

Material Fund Change [Text Block]
C000009857
Shareholder Report [Line Items]
Fund Name	Sterling Capital Short Duration Bond Fund
Class Name	Class Institutional
Trading Symbol	BBSGX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 42,590,319
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 36,832
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$42,590,319 Number of Portfolio Holdings124 Advisory Fee (net of waivers)$36,832 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	28.0%
Collateralized Mortgage Obligations	4.6%
Commercial Mortgage-Backed Securities	5.9%
Corporate Bonds	55.8%
Money Market Funds	1.8%
Preferred Stocks	0.6%
U.S. Treasury Bonds & Notes	3.3%

SECTOR WEIGHTING (as a % of Net Assets)

Materials	0.3%
Information Technology	0.5%
Health Care	0.6%
Communications	0.6%
Consumer Staples	0.8%
Money Market Funds	1.8%
Real Estate	2.0%
Technology	2.2%
Energy	2.5%
Consumer Discretionary	3.1%
U.S. Treasury Bonds & Notes	3.3%
Collateralized Mortgage Obligations	4.6%
Utilities	5.1%
Commercial Mortgage-Backed Securities	5.9%
Industrials	6.0%
Asset Backed Securities	28.1%
Financials	32.8%
Liabilities in Excess of Other Assets	-0.2%

Material Fund Change [Text Block]
C000157002
Shareholder Report [Line Items]
Fund Name	Sterling Capital Small Cap Value Fund
Class Name	Class A
Trading Symbol	STSNX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.30%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.30%
AssetsNet	$ 156,119,912
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 684,806
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$156,119,912 Number of Portfolio Holdings43 Advisory Fee (net of waivers)$684,806 Portfolio Turnover2%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.3%
Health Care	2.0%
Materials	2.6%
Communication Services	2.6%
Utilities	4.8%
Energy	5.2%
Consumer Discretionary	5.7%
Real Estate	6.7%
Information Technology	11.6%
Consumer Staples	11.7%
Industrials	23.1%
Financials	23.7%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]
C000157003
Shareholder Report [Line Items]
Fund Name	Sterling Capital Small Cap Value Fund
Class Name	Class C
Trading Symbol	STSOX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	2.04%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	2.04%
AssetsNet	$ 156,119,912
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 684,806
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$156,119,912 Number of Portfolio Holdings43 Advisory Fee (net of waivers)$684,806 Portfolio Turnover2%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.3%
Health Care	2.0%
Materials	2.6%
Communication Services	2.6%
Utilities	4.8%
Energy	5.2%
Consumer Discretionary	5.7%
Real Estate	6.7%
Information Technology	11.6%
Consumer Staples	11.7%
Industrials	23.1%
Financials	23.7%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]
C000217820
Shareholder Report [Line Items]
Fund Name	Sterling Capital Small Cap Value Fund
Class Name	Class R6
Trading Symbol	SCSIX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.92%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.92%
AssetsNet	$ 156,119,912
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 684,806
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$156,119,912 Number of Portfolio Holdings43 Advisory Fee (net of waivers)$684,806 Portfolio Turnover2%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.3%
Health Care	2.0%
Materials	2.6%
Communication Services	2.6%
Utilities	4.8%
Energy	5.2%
Consumer Discretionary	5.7%
Real Estate	6.7%
Information Technology	11.6%
Consumer Staples	11.7%
Industrials	23.1%
Financials	23.7%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]
C000157004
Shareholder Report [Line Items]
Fund Name	Sterling Capital Small Cap Value Fund
Class Name	Class Institutional
Trading Symbol	STSCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$50	1.05%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.05%
AssetsNet	$ 156,119,912
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 684,806
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$156,119,912 Number of Portfolio Holdings43 Advisory Fee (net of waivers)$684,806 Portfolio Turnover2%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.3%
Health Care	2.0%
Materials	2.6%
Communication Services	2.6%
Utilities	4.8%
Energy	5.2%
Consumer Discretionary	5.7%
Real Estate	6.7%
Information Technology	11.6%
Consumer Staples	11.7%
Industrials	23.1%
Financials	23.7%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]
C000009852
Shareholder Report [Line Items]
Fund Name	Sterling Capital South Carolina Intermediate Tax-Free Fund
Class Name	Class A
Trading Symbol	BASCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
AssetsNet	$ 22,951,057
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 45,875
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$22,951,057 Number of Portfolio Holdings32 Advisory Fee $45,875 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	7.0%
Municipal Bonds	93.0%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

South Carolina	94.3%
Liabilities in Excess of Other Assets	5.7%

Material Fund Change [Text Block]
C000112496
Shareholder Report [Line Items]
Fund Name	Sterling Capital South Carolina Intermediate Tax-Free Fund
Class Name	Class C
Trading Symbol	BSCCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.64%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.64%
AssetsNet	$ 22,951,057
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 45,875
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$22,951,057 Number of Portfolio Holdings32 Advisory Fee $45,875 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	7.0%
Municipal Bonds	93.0%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

South Carolina	94.3%
Liabilities in Excess of Other Assets	5.7%

Material Fund Change [Text Block]
C000009851
Shareholder Report [Line Items]
Fund Name	Sterling Capital South Carolina Intermediate Tax-Free Fund
Class Name	Class Institutional
Trading Symbol	BSCIX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 22,951,057
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 45,875
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$22,951,057 Number of Portfolio Holdings32 Advisory Fee $45,875 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	7.0%
Municipal Bonds	93.0%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

South Carolina	94.3%
Liabilities in Excess of Other Assets	5.7%

Material Fund Change [Text Block]
C000009844
Shareholder Report [Line Items]
Fund Name	Sterling Capital Special Opportunities Fund
Class Name	Class A
Trading Symbol	BOPAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.14%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%
AssetsNet	$ 372,647,148
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 1,342,659
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$372,647,148 Number of Portfolio Holdings32 Advisory Fee (net of waivers)$1,342,659 Portfolio Turnover20%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.0%
Real Estate	2.1%
Communication Services	3.2%
Materials	3.4%
Energy	4.2%
Consumer Discretionary	4.6%
Information Technology	4.9%
Communications	6.9%
Industrials	7.2%
Financials	12.0%
Health Care	17.3%
Technology	33.3%
Liabilities in Excess of Other Assets	-0.1%

Material Fund Change [Text Block]
C000009846
Shareholder Report [Line Items]
Fund Name	Sterling Capital Special Opportunities Fund
Class Name	Class C
Trading Symbol	BOPCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.89%
AssetsNet	$ 372,647,148
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 1,342,659
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$372,647,148 Number of Portfolio Holdings32 Advisory Fee (net of waivers)$1,342,659 Portfolio Turnover20%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.0%
Real Estate	2.1%
Communication Services	3.2%
Materials	3.4%
Energy	4.2%
Consumer Discretionary	4.6%
Information Technology	4.9%
Communications	6.9%
Industrials	7.2%
Financials	12.0%
Health Care	17.3%
Technology	33.3%
Liabilities in Excess of Other Assets	-0.1%

Material Fund Change [Text Block]
C000199531
Shareholder Report [Line Items]
Fund Name	Sterling Capital Special Opportunities Fund
Class Name	Class R6
Trading Symbol	STRSX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
AssetsNet	$ 372,647,148
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 1,342,659
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$372,647,148 Number of Portfolio Holdings32 Advisory Fee (net of waivers)$1,342,659 Portfolio Turnover20%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.0%
Real Estate	2.1%
Communication Services	3.2%
Materials	3.4%
Energy	4.2%
Consumer Discretionary	4.6%
Information Technology	4.9%
Communications	6.9%
Industrials	7.2%
Financials	12.0%
Health Care	17.3%
Technology	33.3%
Liabilities in Excess of Other Assets	-0.1%

Material Fund Change [Text Block]
C000009843
Shareholder Report [Line Items]
Fund Name	Sterling Capital Special Opportunities Fund
Class Name	Class Institutional
Trading Symbol	BOPIX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
AssetsNet	$ 372,647,148
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 1,342,659
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$372,647,148 Number of Portfolio Holdings32 Advisory Fee (net of waivers)$1,342,659 Portfolio Turnover20%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.0%
Real Estate	2.1%
Communication Services	3.2%
Materials	3.4%
Energy	4.2%
Consumer Discretionary	4.6%
Information Technology	4.9%
Communications	6.9%
Industrials	7.2%
Financials	12.0%
Health Care	17.3%
Technology	33.3%
Liabilities in Excess of Other Assets	-0.1%

Material Fund Change [Text Block]
C000009864
Shareholder Report [Line Items]
Fund Name	Sterling Capital Total Return Bond Fund
Class Name	Class A
Trading Symbol	BICAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
AssetsNet	$ 1,472,363,327
Holdings Count | Holding	356
Advisory Fees Paid, Amount	$ 1,360,859
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$1,472,363,327 Number of Portfolio Holdings356 Advisory Fee (net of waivers)$1,360,859 Portfolio Turnover38%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	12.4%
Collateralized Mortgage Obligations	4.5%
Commercial Mortgage-Backed Securities	10.9%
Corporate Bonds	20.4%
Money Market Funds	0.6%
Mortgage-Backed Securities	26.9%
Municipal Bonds	1.1%
U.S. Treasury Bonds & Notes	23.2%

SECTOR WEIGHTING (as a % of Net Assets)

Communication Services	0.2%
Materials	0.5%
Information Technology	0.5%
Money Market Funds	0.6%
Communications	0.7%
Health Care	0.9%
Industrials	0.9%
Technology	1.0%
Municipal Bonds	1.1%
Consumer Discretionary	1.1%
Real Estate	1.1%
Consumer Staples	1.1%
Energy	1.3%
Utilities	2.3%
Collateralized Mortgage Obligations	4.5%
Financials	8.8%
Commercial Mortgage-Backed Securities	10.9%
Asset Backed Securities	12.4%
U.S. Treasury Bonds & Notes	23.2%
Mortgage-Backed Securities	26.9%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]
C000009866
Shareholder Report [Line Items]
Fund Name	Sterling Capital Total Return Bond Fund
Class Name	Class C
Trading Symbol	BICCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$73	1.46%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.46%
AssetsNet	$ 1,472,363,327
Holdings Count | Holding	356
Advisory Fees Paid, Amount	$ 1,360,859
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$1,472,363,327 Number of Portfolio Holdings356 Advisory Fee (net of waivers)$1,360,859 Portfolio Turnover38%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	12.4%
Collateralized Mortgage Obligations	4.5%
Commercial Mortgage-Backed Securities	10.9%
Corporate Bonds	20.4%
Money Market Funds	0.6%
Mortgage-Backed Securities	26.9%
Municipal Bonds	1.1%
U.S. Treasury Bonds & Notes	23.2%

SECTOR WEIGHTING (as a % of Net Assets)

Communication Services	0.2%
Materials	0.5%
Information Technology	0.5%
Money Market Funds	0.6%
Communications	0.7%
Health Care	0.9%
Industrials	0.9%
Technology	1.0%
Municipal Bonds	1.1%
Consumer Discretionary	1.1%
Real Estate	1.1%
Consumer Staples	1.1%
Energy	1.3%
Utilities	2.3%
Collateralized Mortgage Obligations	4.5%
Financials	8.8%
Commercial Mortgage-Backed Securities	10.9%
Asset Backed Securities	12.4%
U.S. Treasury Bonds & Notes	23.2%
Mortgage-Backed Securities	26.9%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]
C000199532
Shareholder Report [Line Items]
Fund Name	Sterling Capital Total Return Bond Fund
Class Name	Class R6
Trading Symbol	STRDX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
AssetsNet	$ 1,472,363,327
Holdings Count | Holding	356
Advisory Fees Paid, Amount	$ 1,360,859
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$1,472,363,327 Number of Portfolio Holdings356 Advisory Fee (net of waivers)$1,360,859 Portfolio Turnover38%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	12.4%
Collateralized Mortgage Obligations	4.5%
Commercial Mortgage-Backed Securities	10.9%
Corporate Bonds	20.4%
Money Market Funds	0.6%
Mortgage-Backed Securities	26.9%
Municipal Bonds	1.1%
U.S. Treasury Bonds & Notes	23.2%

SECTOR WEIGHTING (as a % of Net Assets)

Communication Services	0.2%
Materials	0.5%
Information Technology	0.5%
Money Market Funds	0.6%
Communications	0.7%
Health Care	0.9%
Industrials	0.9%
Technology	1.0%
Municipal Bonds	1.1%
Consumer Discretionary	1.1%
Real Estate	1.1%
Consumer Staples	1.1%
Energy	1.3%
Utilities	2.3%
Collateralized Mortgage Obligations	4.5%
Financials	8.8%
Commercial Mortgage-Backed Securities	10.9%
Asset Backed Securities	12.4%
U.S. Treasury Bonds & Notes	23.2%
Mortgage-Backed Securities	26.9%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]
C000009863
Shareholder Report [Line Items]
Fund Name	Sterling Capital Total Return Bond Fund
Class Name	Class Institutional
Trading Symbol	BIBTX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 1,472,363,327
Holdings Count | Holding	356
Advisory Fees Paid, Amount	$ 1,360,859
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$1,472,363,327 Number of Portfolio Holdings356 Advisory Fee (net of waivers)$1,360,859 Portfolio Turnover38%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	12.4%
Collateralized Mortgage Obligations	4.5%
Commercial Mortgage-Backed Securities	10.9%
Corporate Bonds	20.4%
Money Market Funds	0.6%
Mortgage-Backed Securities	26.9%
Municipal Bonds	1.1%
U.S. Treasury Bonds & Notes	23.2%

SECTOR WEIGHTING (as a % of Net Assets)

Communication Services	0.2%
Materials	0.5%
Information Technology	0.5%
Money Market Funds	0.6%
Communications	0.7%
Health Care	0.9%
Industrials	0.9%
Technology	1.0%
Municipal Bonds	1.1%
Consumer Discretionary	1.1%
Real Estate	1.1%
Consumer Staples	1.1%
Energy	1.3%
Utilities	2.3%
Collateralized Mortgage Obligations	4.5%
Financials	8.8%
Commercial Mortgage-Backed Securities	10.9%
Asset Backed Securities	12.4%
U.S. Treasury Bonds & Notes	23.2%
Mortgage-Backed Securities	26.9%
Other Assets in Excess of Liabilities	-%

Material Fund Change [Text Block]
C000119973
Shareholder Report [Line Items]
Fund Name	Sterling Capital Ultra Short Bond Fund
Class Name	Class A
Trading Symbol	BUSRX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 27,090,172
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 6,925
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$27,090,172 Number of Portfolio Holdings119 Advisory Fee (net of waivers)$6,925 Portfolio Turnover38%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	32.0%
Collateralized Mortgage Obligations	4.9%
Commercial Mortgage-Backed Securities	15.7%
Corporate Bonds	41.6%
Money Market Funds	2.2%
Municipal Bonds	0.6%
U.S. Government & Agencies	3.0%

SECTOR WEIGHTING (as a % of Net Assets)

Energy	0.6%
Municipal Bonds	0.6%
Consumer Staples	0.9%
Communications	0.9%
Real Estate	0.9%
Technology	1.0%
Health Care	1.9%
Money Market Funds	2.2%
Utilities	2.2%
Consumer Discretionary	2.9%
U.S. Treasury Obligations	3.0%
Industrials	4.8%
Collateralized Mortgage Obligations	4.9%
Commercial Mortgage-Backed Securities	15.9%
Financials	25.8%
Asset Backed Securities	32.2%
Liabilities in Excess of Other Assets	-0.7%

Material Fund Change [Text Block]
C000119975
Shareholder Report [Line Items]
Fund Name	Sterling Capital Ultra Short Bond Fund
Class Name	Class Institutional
Trading Symbol	BUSIX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 27,090,172
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 6,925
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$27,090,172 Number of Portfolio Holdings119 Advisory Fee (net of waivers)$6,925 Portfolio Turnover38%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	32.0%
Collateralized Mortgage Obligations	4.9%
Commercial Mortgage-Backed Securities	15.7%
Corporate Bonds	41.6%
Money Market Funds	2.2%
Municipal Bonds	0.6%
U.S. Government & Agencies	3.0%

SECTOR WEIGHTING (as a % of Net Assets)

Energy	0.6%
Municipal Bonds	0.6%
Consumer Staples	0.9%
Communications	0.9%
Real Estate	0.9%
Technology	1.0%
Health Care	1.9%
Money Market Funds	2.2%
Utilities	2.2%
Consumer Discretionary	2.9%
U.S. Treasury Obligations	3.0%
Industrials	4.8%
Collateralized Mortgage Obligations	4.9%
Commercial Mortgage-Backed Securities	15.9%
Financials	25.8%
Asset Backed Securities	32.2%
Liabilities in Excess of Other Assets	-0.7%

Material Fund Change [Text Block]
C000009872
Shareholder Report [Line Items]
Fund Name	Sterling Capital Virginia Intermediate Tax-Free Fund
Class Name	Class A
Trading Symbol	BVAAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 42,560,059
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 77,029
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$42,560,059 Number of Portfolio Holdings39 Advisory Fee $77,029 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	0.4%
Municipal Bonds	99.6%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

Virginia	98.6%
Other Assets in Excess of Liabilities	1.4%

Material Fund Change [Text Block]
C000112498
Shareholder Report [Line Items]
Fund Name	Sterling Capital Virginia Intermediate Tax-Free Fund
Class Name	Class C
Trading Symbol	BVACX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.58%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.58%
AssetsNet	$ 42,560,059
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 77,029
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$42,560,059 Number of Portfolio Holdings39 Advisory Fee $77,029 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	0.4%
Municipal Bonds	99.6%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

Virginia	98.6%
Other Assets in Excess of Liabilities	1.4%

Material Fund Change [Text Block]
C000009871
Shareholder Report [Line Items]
Fund Name	Sterling Capital Virginia Intermediate Tax-Free Fund
Class Name	Class Institutional
Trading Symbol	BVATX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 42,560,059
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 77,029
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$42,560,059 Number of Portfolio Holdings39 Advisory Fee $77,029 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	0.4%
Municipal Bonds	99.6%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

Virginia	98.6%
Other Assets in Excess of Liabilities	1.4%

Material Fund Change [Text Block]
C000009874
Shareholder Report [Line Items]
Fund Name	Sterling Capital West Virginia Intermediate Tax-Free Fund
Class Name	Class A
Trading Symbol	BWVAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 51,511,634
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 93,455
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$51,511,634 Number of Portfolio Holdings44 Advisory Fee $93,455 Portfolio Turnover3%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	1.9%
Municipal Bonds	98.1%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

West Virginia	96.6%
Other Assets in Excess of Liabilities	3.4%

Material Fund Change [Text Block]
C000112499
Shareholder Report [Line Items]
Fund Name	Sterling Capital West Virginia Intermediate Tax-Free Fund
Class Name	Class C
Trading Symbol	BWVCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$79	1.60%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.60%
AssetsNet	$ 51,511,634
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 93,455
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$51,511,634 Number of Portfolio Holdings44 Advisory Fee $93,455 Portfolio Turnover3%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	1.9%
Municipal Bonds	98.1%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

West Virginia	96.6%
Other Assets in Excess of Liabilities	3.4%

Material Fund Change [Text Block]
C000009873
Shareholder Report [Line Items]
Fund Name	Sterling Capital West Virginia Intermediate Tax-Free Fund
Class Name	Class Institutional
Trading Symbol	OWVAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 51,511,634
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 93,455
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$51,511,634 Number of Portfolio Holdings44 Advisory Fee $93,455 Portfolio Turnover3%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	1.9%
Municipal Bonds	98.1%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

West Virginia	96.6%
Other Assets in Excess of Liabilities	3.4%

Material Fund Change [Text Block]